Accounts Receivable from Subscribers, Distributors, Recoverable Taxes Contractual Assets and Other, Net - Summary of Accounts Receivable From Subscribers and Distributors Included in Impairments of Trade Receivables (Detail) - Receivable from subscribers and distributors [member] - MXN ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of accounts receivable [line items]
Allowance for bad debts	$ 38,194,997	$ 42,079,056
1 - 90 days [member]
Disclosure of accounts receivable [line items]
Allowance for bad debts	2,989,388	4,207,906
Greater than 90 days [member]
Disclosure of accounts receivable [line items]
Allowance for bad debts	$ 35,205,609	$ 37,871,150